Accounting Policies - Summary of Foreign Currency Translation (Detail) - Rate	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Brazilian Real
Disclosure of exchange rates [line items]
Description of exchange rate	Brazilian Real
Average foreign exchange rate	5.1648	5.3968	5.1568
Year-end foreign exchange rate	5.2794	5.5716
Canadian Dollar
Disclosure of exchange rates [line items]
Description of exchange rate	Canadian Dollar
Average foreign exchange rate	1.3017	1.2538	1.3412
Year-end foreign exchange rate	1.3535	1.2716
Chinese Renminbi
Disclosure of exchange rates [line items]
Description of exchange rate	Chinese Renminbi
Average foreign exchange rate	6.7334	6.4493	6.9010
Year-end foreign exchange rate	6.8987	6.3513
Danish Krone
Disclosure of exchange rates [line items]
Description of exchange rate	Danish Krone
Average foreign exchange rate	7.0805	6.2919	6.5388
Year-end foreign exchange rate	6.9662	6.5652
Euro
Disclosure of exchange rates [line items]
Description of exchange rate	Euro
Average foreign exchange rate	0.9518	0.8460	0.8771
Year-end foreign exchange rate	0.9368	0.8829
Hungarian Forint
Disclosure of exchange rates [line items]
Description of exchange rate	Hungarian Forint
Average foreign exchange rate	373.1682	303.3739	307.9331
Year-end foreign exchange rate	375.1400	325.9300
Indian Rupee
Disclosure of exchange rates [line items]
Description of exchange rate	Indian Rupee
Average foreign exchange rate	78.6295	73.9391	74.1177
Year-end foreign exchange rate	82.7211	74.3009
Philippine Peso
Disclosure of exchange rates [line items]
Description of exchange rate	Philippine Peso
Average foreign exchange rate	54.5318	49.2983	49.6071
Year-end foreign exchange rate	55.7290	50.9800
Polish Zloty
Disclosure of exchange rates [line items]
Description of exchange rate	Polish Zloty
Average foreign exchange rate	4.4631	3.8633	3.8971
Year-end foreign exchange rate	4.3881	4.0579
Pound Sterling
Disclosure of exchange rates [line items]
Description of exchange rate	Pound Sterling
Average foreign exchange rate	0.8120	0.7270	0.7798
Year-end foreign exchange rate	0.8310	0.7417
Romanian Leu
Disclosure of exchange rates [line items]
Description of exchange rate	Romanian Leu
Average foreign exchange rate	4.6930	4.1641	4.2432
Year-end foreign exchange rate	4.6357	4.3692
Serbian Dinar
Disclosure of exchange rates [line items]
Description of exchange rate	Serbian Dinar
Average foreign exchange rate	111.7836	99.4732	103.1510
Year-end foreign exchange rate	109.8553	103.7590
Swiss Franc
Disclosure of exchange rates [line items]
Description of exchange rate	Swiss Franc
Average foreign exchange rate	0.9551	0.9145	0.9387
Year-end foreign exchange rate	0.9230	0.9119
Ukrainian Hryvnia
Disclosure of exchange rates [line items]
Description of exchange rate	Ukrainian Hryvnia
Average foreign exchange rate	32.6730	27.2588	26.9857
Year-end foreign exchange rate	36.9172	27.2850